RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Jul. 12, 2021	Jul. 08, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 04, 2021
RELATED PARTY TRANSACTIONS
Expenses incurred and paid			$ 2,041,000	$ 402,616	$ 4,099,865	$ 1,362,475	$ 1,179,760	$ 1,809,484
Maximum borrowing capacity of related party promissory note			500,000		500,000			500,000
Repayment of promissory note - related party							500,000
Promissory Note With Related Party [Member]
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									$ 600,000
Repayment of promissory note - related party	$ 500,000
Administrative support agreement
RELATED PARTY TRANSACTIONS
Expenses per month		$ 30,000
Expenses incurred and paid							$ 173,225
Administrative service agreement
RELATED PARTY TRANSACTIONS
Expenses incurred and paid								360,000
Administrative service agreement | Related Party
RELATED PARTY TRANSACTIONS
Expenses incurred and paid			90,000	$ 90,000	270,000	$ 270,000
Related party loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant			$ 1,500,000		$ 1,500,000			$ 1,500,000
Price of warrant			$ 10.00		$ 10.00			$ 10.00
Outstanding balance of loan			$ 0		$ 0			$ 0